Summary Of Significant Accounting Policies (Estimated Useful Lives Of Intangible Assets) (Details)	12 Months Ended
Dec. 31, 2014
Data Sublicense Agreement [Member]
Finite Lived Intangible Assets [Line Items]
Estimated useful lives of the intangible assets, in years	6 years
Backlog [Member]
Finite Lived Intangible Assets [Line Items]
Estimated useful lives of the intangible assets, in years	4 years
Minimum [Member] | Customer Relationships [Member]
Finite Lived Intangible Assets [Line Items]
Estimated useful lives of the intangible assets, in years	5 years
Minimum [Member] | Tradenames [Member]
Finite Lived Intangible Assets [Line Items]
Estimated useful lives of the intangible assets, in years	3 years
Minimum [Member] | Non-compete Agreements [Member]
Finite Lived Intangible Assets [Line Items]
Estimated useful lives of the intangible assets, in years	2 years
Maximum [Member] | Customer Relationships [Member]
Finite Lived Intangible Assets [Line Items]
Estimated useful lives of the intangible assets, in years	20 years
Maximum [Member] | Tradenames [Member]
Finite Lived Intangible Assets [Line Items]
Estimated useful lives of the intangible assets, in years	20 years
Maximum [Member] | Non-compete Agreements [Member]
Finite Lived Intangible Assets [Line Items]
Estimated useful lives of the intangible assets, in years	5 years